Income Taxes - deferred income tax assets (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Taxes - deferred income tax assets
Net operating losses carried forward	$ 553,360	$ 222,360
Valuation allowance	(553,360)	(222,360)
Net deferred income tax asset		$ 0